Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Mineral Stream Interests [Line Items]
Schedule of Mineral Stream Interests

	Year Ended December 31, 2024

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2024
(in thousands)	Balance Jan 1, 2024	Additions	Balance Dec 31, 2024	Balance Jan 1, 2024	Depletion	Impairment Charge	Balance Dec 31, 2024

Gold interests
Salobo	$3,429,911	$-	$3,429,911	$(748,492)	$(85,934)	$-	$(834,426)	$2,595,485
Sudbury 2	623,864	-	623,864	(361,379)	(20,934)	-	(382,313)	241,551
Constancia	140,058	-	140,058	(59,793)	(15,939)	-	(75,732)	64,326
San Dimas	220,429	-	220,429	(75,707)	(8,241)	-	(83,948)	136,481
Stillwater 3	239,352	-	239,352	(27,883)	(4,009)	-	(31,892)	207,460
Other 4	656,187	378,920	1,035,107	(52,498)	(1,293)	-	(53,791)	981,316

	$5,309,801	$378,920	$5,688,721	$(1,325,752)	$(136,350)	$-	$(1,462,102)	$4,226,619

Silver interests
Peñasquito	$524,626	$-	524,626	$(248,394)	$(31,767)	$-	$(280,161)	$244,465
Antamina	900,343	-	900,343	(380,813)	(28,759)	-	(409,572)	490,771
Constancia	302,948	-	302,948	(123,365)	(14,205)	-	(137,570)	165,378
Other 5	1,159,563	96,499	1,256,062	(577,450)	(15,982)	-	(593,432)	662,630

	$2,887,480	$96,499	$2,983,979	$(1,330,022)	$(90,713)	$-	$(1,420,735)	$1,563,244

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(43,054)	$(7,488)	$-	$(50,542)	$213,179
Platreef	-	78,814	78,814	-	-	$-	-	78,814

	$263,721	$78,814	$342,535	$(43,054)	$(7,488)	$-	$(50,542)	$291,993

Platinum interests
Marathon	$9,451	$-	$9,451	$-	$-	$-	$-	$9,451
Platreef	-	57,584	57,584	-	-	$-	-	57,584

	$9,451	$57,584	$67,035	$-	$-	$-	$-	$67,035

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(42,606)	$(11,266)	$(108,861)	$(162,733)	$230,689

	$8,863,875	$611,817	$9,475,692	$(2,741,434)	$(245,817)	$(108,861)	$(3,096,112)	$6,379,580

1)
Includes cumulative impairment charges to December 31, 2024 as follows: Pascua-Lama silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo (previously referred to as Curipamba), Cangrejos, Curraghinalt, Platreef, Kudz Ze Kayah, Koné and Kurmuk gold interests. The additions to other gold interests includes: Platreef - $275 million; Kudz Ze Kayah - $14 million; Cangrejos - $16 million; Marmato - $40 million; and Kurmuk - $44 million
; less a repayment relative to El Domo - $10 million to be re-advanced at a later date.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo (previously referred to as Curipamba). Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Kudz Ze Kayah - $
25 million
;
and Mineral Park - $75 million
; less a repayment relative to El Domo - $3 million to be re-advanced at a later date.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2023

	Cost				Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2023
(in thousands)	Balance Jan 1, 2023	Additions	Disposal	Balance Dec 31, 2023	Balance Jan 1, 2023	Depletion	Balance Dec 31, 2023

Gold interests
Salobo	$3,059,876	$370,035	$-	$3,429,911	$(676,614)	$(71,878)	$(748,492)	$2,681,419
Sudbury 2	623,864	-	-	623,864	(340,448)	(20,931)	(361,379)	262,485
Constancia	140,058	-	-	140,058	(44,475)	(15,318)	(59,793)	80,265
San Dimas	220,429	-	-	220,429	(64,564)	(11,143)	(75,707)	144,722
Stillwater 3	239,352	-	-	239,352	(23,500)	(4,383)	(27,883)	211,469
Other 4	545,391	152,169	(41,373)	656,187	(51,248)	(1,250)	(52,498)	603,689

	$4,828,970	$522,204	$(41,373)	$5,309,801	$(1,200,849)	$(124,903)	$(1,325,752)	$3,984,049

Silver interests
Peñasquito	$524,626	$-	$-	$524,626	$(230,952)	$(17,442)	$(248,394)	$276,232
Antamina	900,343	-	-	900,343	(354,975)	(25,838)	(380,813)	519,530
Constancia	302,948	-	-	302,948	(110,001)	(13,364)	(123,365)	179,583
Other 5	1,018,199	141,364	-	1,159,563	(565,103)	(12,347)	(577,450)	582,113

	$2,746,116	$141,364	$-	$2,887,480	$(1,261,031)	$(68,991)	$(1,330,022)	$1,557,458

Palladium interests
Stillwater 3	$263,721	$-	$-	$263,721	$(36,909)	$(6,145)	$(43,054)	$220,667

Platinum interests
Marathon	$9,428	$23	$-	$9,451	$-	$-	$-	$9,451

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(35,849)	$(6,757)	$(42,606)	$350,816

	$8,241,657	$663,591	$(41,373)	$8,863,875	$(2,534,638)	$(206,796)	$(2,741,434)	$6,122,441

1)	Includes cumulative impairment charges to December 31, 2023 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo, Cangrejos and Curraghinalt gold interests. The additions to other gold interests includes: Blackwater - $40 million; Goose - $63 million; Cangrejos - $29 million; and Curraghinalt - $20 million.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo and Mineral Park silver interests. The additions to other silver interests includes: Blackwater - $
141 million.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

Classification of Mining Interest Between Depletable and Non-depletable

	December 31, 2024			December 31, 2023

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,269,310	$326,175	$2,595,485	$2,303,719	$377,700	$2,681,419
Sudbury 1	199,840	41,711	241,551	218,467	44,018	262,485
Constancia	60,721	3,605	64,326	74,758	5,507	80,265
San Dimas	47,187	89,294	136,481	55,428	89,294	144,722
Stillwater 2	187,826	19,634	207,460	186,668	24,801	211,469
Other 3	16,706	964,610	981,316	17,999	585,690	603,689

	$2,781,590	$1,445,029	$4,226,619	$2,857,039	$1,127,010	$3,984,049

Silver interests
Peñasquito	$244,465	$-	$244,465	$202,528	$73,704	$276,232
Antamina	143,753	347,018	490,771	172,512	347,018	519,530
Constancia	158,896	6,482	165,378	169,527	10,056	179,583
Other 4	122,498	540,132	662,630	130,462	451,651	582,113

	$669,612	$893,632	$1,563,244	$675,029	$882,429	$1,557,458

Palladium interests
Stillwater 2	$205,691	$7,488	$213,179	$211,959	$8,708	$220,667
Platreef	-	78,814	78,814	-	-	-

	$205,691	$86,302	$291,993	$211,959	$8,708	$220,667

Platinum interests
Marathon	$-	$9,451	$9,451	$-	$9,451	$9,451
Platreef	-	57,584	57,584	-	-	-

	$-	$67,035	$67,035	$-	$9,451	$9,451

Cobalt interests
Voisey’s Bay	$217,300	$13,389	$230,689	$321,454	$29,362	$350,816

	$3,874,193	$2,505,387	$6,379,580	$4,065,481	$2,056,960	$6,122,441

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Platreef, Kudz Ze Kayah, Koné and Kurmuk gold interests.
4)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Disclosure of Detailed Information about Partial Termination of Goose Precious Metals Purchase Agreement

(in thousands)

Proceeds received on 33% buyback of Goose	$46,400

Less: 33% carrying value	(41,373)

Gain on partial disposal of the Goose PMPA	$5,027